Earnings Per Share (Tables)	6 Months Ended
Jul. 31, 2024
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023

Net income for purposes of calculating basic and diluted earnings per share	34,681	28,116	69,348	57,469

Weighted average shares outstanding	85,430	85,083	85,353	85,017
Dilutive effect of employee stock options	556	483	557	515
Dilutive effect of restricted and performance share units	1,255	1,217	1,266	1,232
Weighted average common and common equivalent shares outstanding	87,241	86,783	87,176	86,764
Earnings per share
Basic	0.41	0.33	0.81	0.68
Diluted	0.40	0.32	0.80	0.66